GOF-SA1 01/25

SUPPLEMENT DATED JANUARY 23, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FRANKLIN TEMPLETON FUND

LISTED IN SCHEDULE A and SCHEDULE B

1. Effective January 23, 2025, the SAI of each fund listed in Schedule A, is amended as follows:

a. The following address replaces all references to P.O. Box 997151 Sacramento, CA 95899-7151 in each fund’s SAI.

P.O. Box 33030 St. Petersburg, FL 33733

b. The following replaces the section entitled “Management and Other Services – Shareholder servicing and transfer agent” in each fund’s SAI.

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, St. Petersburg, FL 33716. Please send all correspondence to Institutional Services at P.O. Box 33030, St. Petersburg, FL 33733.

Under the terms of its servicing contract with the Fund, Investor Services may receive a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

2. Effective January 23, 2025, the SAI of each fund listed in Schedule B, is amended as follows:

a. The following address replaces all references to 3344 Quality Drive, Rancho Cordova, CA 95670-7313 in each fund’s SAI.

100 Fountain Parkway, St. Petersburg, FL 33716

SCHEDULE A

Fund	Date of SAI

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund	May 1, 2024
Franklin DynaTech VIP Fund	May 1, 2024
Franklin Global Real Estate VIP Fund	May 1, 2024
Franklin Growth and Income VIP Fund	May 1, 2024
Franklin Income VIP Fund	May 1, 2024
Franklin Large Cap Growth VIP Fund	May 1, 2024
Franklin Mutual Global Discovery VIP Fund	May 1, 2024
Franklin Mutual Shares VIP Fund	May 1, 2024
Franklin Rising Dividends VIP Fund	May 1, 2024
Franklin Small Cap Value VIP Fund	May 1, 2024
Franklin Small-Mid Cap Growth VIP Fund	May 1, 2024
Franklin Strategic Income VIP Fund	May 1, 2024
Franklin U.S. Government Securities VIP Fund	May 1, 2024
Franklin VolSmart Allocation VIP Fund	May 1, 2024
Templeton Developing Markets VIP Fund	May 1, 2024
Templeton Foreign VIP Fund	May 1, 2024
Templeton Global Bond VIP Fund	May 1, 2024
Templeton Growth VIP Fund	May 1, 2024

SCHEDULE B

Fund	Date of SAI

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund	October 1, 2024

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2024

Fund	Date of SAI

FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund	November 1, 2024

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2024
Franklin Mutual Global Discovery Fund	May 1, 2024
Franklin Mutual International Value Fund	May 1, 2024
Franklin Mutual Quest Fund	May 1, 2024
Franklin Mutual Shares Fund	May 1, 2024

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust	May 1, 2024

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund	May 1, 2024

TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series	May 1, 2024
International Equity Series	May 1, 2024

 Please retain this supplement for future reference.